CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Contract Liabilities
SCHEDULE OF CONTRACT LIABILITIES

	December 31, 2024	December 31, 2023
	US$’000	US$’000

Contract liabilities - beginning of year	5,008	3,654
A change in time frame for a performance obligation satisfied	(11,488)	(11,747)
Advance received	10,471	13,205
Translation adjustment	(226)	(104)
Contract liabilities - subtotal	3,765	5,008
Less: contract liabilities to related parties	(961)	(2,483)
Contract liabilities - end of year	2,804	2,525